Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (32,920,724)	$ (23,124,402)	$ (8,714,332)
Adjusted to reconcile net loss to cash used in operating activities
Depreciation and amortization	3,953,328	2,062,499	988,672
Amortization of land use right	217,977	126,042
Share-based compensation	2,145,801	2,729,969
Deferred tax (benefits) expenses	(454)	807,412	(232,363)
Interest expense	575,075	213,823
Investment losses	1,170,974	3,618,847	2,118,453
Bad debt expense	3,428,033	2,887,754	3,847,426
Impairment of inventory	7,238,819	2,711,158
Impairment of intangible assets	3,151,467	2,650,020
Amortization of finance lease right-of-use assets	338,627	213,063	90,320
Changes in operating assets and liabilities:
Accounts receivable	(4,074,715)	(1,734,486)	1,729,006
Note receivable	17,080	(899,481)
Due from related parties	(225,160)	(376,080)	110,184
Operating lease liabilities		(94,381)	31,145
Inventories	(5,095,430)	(18,747,772)	(331,491)
Prepaid expenses and other current assets	6,157,166	(2,894,690)	(678,288)
Accounts payable	6,133,132	12,661,801
Notes payable	63,504	4,014,213
Income taxes payable			(3,696,654)
Deferred revenue	8,724	549,274	(75,857)
Operating lease liabilities			(211,213)
Due to related parties	(295,728)	100,053
Deferred government subsidy		2,973,491
Accrued expenses and other current liabilities	729,509	(21,528)	(208,190)
Net cash used in operating activities	(7,282,995)	(9,573,401)	(5,233,182)
Cash flows from investing activities
Purchase of plant, property and equipment	(5,472,778)	(43,714,195)	(1,372,634)
Prepayment for finance lease right-of-use assets	(1,029,195)
Deposit paid for finance lease	(655,990)
Purchase of land use right		(197,554)	(6,947,051)
Purchase of intangible assets		(174,895)
Loans to third parties	(16,947)	(35,682)	(2,825,359)
Prepaid for investment			(650,909)
Purchase of long-term investments			(2,289,945)
Purchase of short-term investments			(8,000,000)
Redemption of short-term investment	878,000
Consideration paid for asset acquisition	(706,125)	(1,486,746)
Disposal of subsidiary			(9,300)
Net cash used in investing activities	(7,003,035)	(45,609,072)	(22,095,198)
Cash flows from financing activities
Proceeds from short-term loan	7,061,249
Proceeds from long-term loan	4,236,750
Repayment on long-term loan	(240,082)
Proceeds from long term payable, net of issuance cost	4,825,658	8,827,701
Repayment on long term payable	(4,782,564)	(887,788)
Proceeds from short-term borrowings from third parties	2,118,375
Repayments on short-term borrowings to third parties	(2,118,375)
Loans from related parties	3,867,883	795,554
Repayment on loans from related parties	(155,347)
Repayment on finance lease liabilities	(1,282,358)
Proceeds from issuance of ordinary shares in connection with initial public offering, net of issuance cost			27,504,639
Proceeds from capital contributions by non-controlling shareholders	148,078	37,024,594	3,332,622
Net cash provided by financing activities	13,679,267	45,760,061	30,837,261
Effect of foreign exchange rate on cash and cash equivalents	(66,587)	(899,786)	141,322
Net (decrease) increase in cash and cash equivalents	(673,350)	(10,322,198)	3,650,203
Cash, cash equivalents and restricted cash, beginning of year	4,294,017	14,616,215	10,966,012
Cash, cash equivalents and restricted cash, end of year	3,620,667	4,294,017	14,616,215
Less: restricted cash	2,224,722	2,638,468	700,060
Cash and cash equivalents, end of year	1,395,945	1,655,549	13,916,155
Supplemental disclosure of cash flow information
Cash paid for income tax	42	564,335	3,699,180
Cash paid for interest	1,377,302
Supplemental non cash transactions
Operating lease right-of-use assets obtained in exchange of operating lease liabilities			311,638
Finance lease right-of-use assets obtained in exchange of finance lease liabilities	5,457,510
Inventories obtained in exchange for accounts receivable			155,003
Plant, property and equipment obtained from account payable	15,771,926	2,544,488
Plant, property and equipment obtained from capital contribution by non-controlling shareholders	3,762,819
Intangible assets obtained from capital contribution by non-controlling shareholders		$ 4,881,198